Note 10 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Disclosure Text Block Supplement [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement at Reporting Date Using
	Total, December 31, 2014	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$298,771	-	$298,771	-
	Fair Value Measurement at Reporting Date Using
	Total, June 30, 2015	(Level 1)	(Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$334,716	-	$334,716	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2014	June 30, 2015
Interest rate contracts	Current liabilities - Derivatives	297,992	147,388
Interest rate contracts	Long-term liabilities - Derivatives	779	187,328
Total derivative liabilities		298,771	334,716

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Six Months Ended June 30, 2014	Six Months Ended June 30, 2015
Interest rate – Fair value	Loss on derivatives, net	341,902	(35,945)
Interest rate contracts - Realized loss	Loss on derivatives net	(437,767)	(129,327)
Total loss on derivatives		(95,865)	(165,272)

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Other investment	Valuation Technique	Unobservable Input	Value
Fair Value at December 31, 2014	6,183,800	Discounted cash flow	Rate of return	19%
Fair Value at June 30, 2015	6,749,050	Discounted cash flow	Rate of return	19%